SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) (Parenthetical)	Dec. 31, 2025
Merrimack Holdings Pte Ltd [Member] | Ten-League Corporations Pte. Ltd. [Member]
ScheduleOfTransactionsWithRelatedPartiesLineItem [Line Items]
Effective ownership percentage	100.00%